SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD	12 Months Ended
Dec. 31, 2024
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

	COMMON STOCK
*	Chevron Corporation		Common Stock	31,097,309	^	$4,739,578

	TOTAL COMMON STOCK					4,739,578

*	FIDELITY BROKERAGELINK				^	689,002

	STABLE VALUE COLLECTIVE INVESTMENT FUNDS
	Associated Benefits Corporation Stable Value Fund			6,488	^	—

	TOTAL STABLE VALUE FUNDS					—

	OTHER COLLECTIVE INVESTMENT FUNDS
	EARNEST Partners Small Midcap Core Fund Class 1			3,095,333	^	54,323
	Principal Diversified Real Asset Fund			8,593,361	^	139,814
	BlackRock LifePath Index Retirement Account C			42,632,968	^	548,938
	BlackRock LifePath Index 2030 Account C			32,270,938	^	438,097
	BlackRock LifePath Index 2035 Account C			35,952,620	^	509,945
	BlackRock LifePath Index 2040 Account C			33,294,821	^	492,018
	BlackRock LifePath Index 2045 Account C			35,226,326	^	541,154
	BlackRock LifePath Index 2050 Account C			28,106,244	^	445,554
	BlackRock LifePath Index 2055 Account C			18,366,778	^	295,279
	BlackRock LifePath Index 2060 Account C			9,909,466	^	159,526
	BlackRock LifePath Index 2065 Account C			5,106,299	^	82,224
	BlackRock LifePath Index 2070 Account C			737,102	^	8,802
	BlackRock MSCI ACWI ex-U.S. Index Account C			86,008,705	^	1,325,110
	BlackRock Equity Index Account C			438,308,968	^	7,439,769
	BlackRock Extended Equity Market Fund M			126,836,508	^	1,518,601
	BlackRock Government Short-Term Invstmnt Acct C			1,008,801,986	^	1,008,802
	BlackRock U.S. Debt Index Account C			45,294,033	^	506,931
	Capital Group EuropPacific Growth Trust			17,723,765	^	296,873

	TOTAL OTHER COLLECTIVE INVESTMENT FUNDS					15,811,760

	SEPARATE ACCOUNT (DODGE & COX)
	Preferred Stock
	CITIGROUP CAP XIII	7.875%	VAR PFD PAR=25	155,850	^	4,705

	Corporate Debt
	AT&T INC	2.55%	12/01/2033	1,900,000	^	1,622
	ELEVANCE HEALTH INC	5.15%	06/15/2029	875,000	^	903
	ELEVANCE HEALTH INC	4.75%	02/15/2030	750,000	^	765
	BAT CAPITAL CORP	6.421%	08/02/2033	775,000	^	855
	BAT CAPITAL CORP	2.726%	03/25/2031	1,775,000	^	1,637
	BAT CAPITAL CORP	4.742%	03/16/2032	900,000	^	909
	BNP PARIBAS	4.375%	05/12/2026 144A	2,000,000	^	2,000
	BNP PARIBAS	4.625%	03/13/2027 144A	600,000	^	603
	BANK OF AMERICA CORPORATION	4.25%	10/22/2026	875,000	^	877
	BANK OF AMERICA CORPORATION	3.593%	VAR 07/21/2028	650,000	^	646
	BANK OF AMERICA CORPORATION	2.496%	VAR 02/13/2031	1,350,000	^	1,258
	BANK OF AMERICA CORPORATION	3.846%	VAR 03/08/2037	3,050,000	^	2,873
	BANK OF AMERICA CORPORATION	4.948%	VAR 07/22/2028	1,000,000	^	1,014
	BANK OF AMERICA CORPORATION	4.623%	VAR 05/09/2029	1,275,000	^	1,292
	BARCLAYS PLC	4.836%	05/09/2028	1,525,000	^	1,538
	BARCLAYS PLC	5.09%	VAR 06/20/2030	625000	^	636
	BARCLAYS PLC	5.501%	VAR 08/09/2028	600,000	^	613
	BARCLAYS PLC	7.437%	VAR 11/02/2033	350,000	^	400
	BARCLAYS PLC	5.829%	VAR 05/09/2027	925,000	^	930
EIN 94-0890210 PLAN NO. 001
SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD
DECEMBER 31, 2025
(thousands of dollars)

BARCLAYS PLC	6.49%	VAR 09/13/2029	575,000	^	608
BAYER US FIN LLC	6.25%	01/21/2029 144A	600,000	^	631
BAYER US FIN LLC	6.375%	11/21/2030 144A	1,477,000	^	1,579
BAYER US FIN LLC	6.5%	11/21/2033 144A	400,000	^	433
BAYER US FIN II LLC	4.375%	12/15/2028 144A	1,100,000	^	1,101
BNP PARIBAS	2.588%	VAR 08/12/2035 144A	1,975,000	^	1,786
BNP PARIBAS	5.786%	VAR 01/13/2033 144A	625,000	^	656
BNP PARIBAS	5.085%	VAR 05/09/2031 144A	1,000,000	^	1,021
BOSTON PROPERTIES LP	3.65%	02/01/2026	2,275,000	^	2,274
BOSTON PROPERTIES LP	2.75%	10/01/2026	450,000	^	446
BOSTON PROPERTIES LP	3.4%	06/21/2029	1,450,000	^	1,404
BOSTON PROPERTIES LP	6.5%	01/15/2034	700,000	^	754
CCO HLDGS LLC/CAP CORP	4.5%	06/01/2033 144A	3,875,000	^	3,392
CCO HLDGS LLC/CAP CORP	4.5%	05/01/2032	1,505,000	^	1,351
CIGNA GROUP (THE)	4.375%	10/15/2028	450,000	^	454
CIGNA GROUP (THE)	7.875%	05/15/2027	234,000	^	245
CIGNA GROUP (THE)	2.4%	03/15/2030	1,000,000	^	928
CVS HEALTH CORP	4.78%	03/25/2038	450,000	^	425
CVS HEALTH CORP	5.05%	03/25/2048	450,000	^	397
CVS HEALTH CORP	3.75%	04/01/2030	275,000	^	269
CVS HEALTH CORP	5.125%	02/21/2030	1,000,000	^	1,027
CVS HEALTH CORP	6.75%	VAR 12/10/2054	325,000	^	339
CVS HEALTH CORP	7%	VAR 03/10/2055	2,400,000	^	2,518
CAPITAL ONE FIN CORP	4.927%	VAR 05/10/2028	825,000	^	835
CAPITAL ONE FIN CORP	7.624%	VAR 10/30/2031	2,225,000	^	2,515
CAPITAL ONE FIN CORP	5.7%	VAR 02/01/2030	1,050,000	^	1,092
CEMEX SAB DE CV	5.45%	11/19/2029 144A	1,650,000	^	1,671
CEMEX SAB DE CV	5.2%	09/17/2030 144A	925,000	^	937
CEMEX SAB DE CV	3.875%	07/11/2031 144A	700,000	^	669
CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM			1,180,000	^	1,109
CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM			2,575,000	^	2,121
CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM			1,275,000	^	1,088
COMCAST CORP	4.95%	05/15/2032	650,000	^	666
COX COMMUNICATIONS INC	3.35%	09/15/2026 144A	775,000	^	771
COX COMMUNICATIONS INC	3.5%	08/15/2027 144A	400,000	^	395
COX COMMUNICATIONS INC	1.8%	10/01/2030 144A	675,000	^	591
COX COMMUNICATIONS INC	5.45%	09/15/2028 144A	1,325,000	^	1,363
COX COMMUNICATIONS INC	5.7%	06/15/2033 144A	1,100,000	^	1,109
UBS GROUP AG	6.327%	VAR 12/22/2027 144A	250,000	^	255
UBS GROUP AG	6.246%	VAR 09/22/2029 144A	1,175,000	^	1,237
UBS GROUP AG	6.301%	VAR 09/22/2034 144A	1,575,000	^	1,718
DILLARDS INC	7.75%	07/15/2026	210,000	^	213
DILLARDS INC	7.75%	05/15/2027	125,000	^	129
DILLARDS INC	7%	12/1/2028	280,000	^	294
DOMINION ENERGY INC	5%	6/15/2030	1,850,000	^	1901
ELANCO ANIMAL HEALTH INC VAR		08/28/2028	975,000	^	1,019
ENEL FINANCE INTL NV	6%	10/07/2039 144A	825,000	^	867
ENEL FINANCE INTL NV	5%	06/15/2032 144A	1,125,000	^	1,145
META PLATFORMS INC	4.6%	11/15/2032	425,000	^	428
META PLATFORMS INC	4.875%	11/15/2035	475,000	^	474
FORD MOTOR CREDIT CO LLC	2.7%	08/10/2026	925,000	^	916
FORD MOTOR CREDIT CO LLC	7.35%	11/04/2027	1,850,000	^	1,931
FORD MOTOR CREDIT CO LLC	6.8%	05/12/2028	1,575,000	^	1,643
FORD MOTOR CREDIT CO LLC	6.798%	11/07/2028	1,350,000	^	1,416
FORD MOTOR CREDIT CO LLC	4.542%	08/01/2026	1,144,000	^	1,142
GE HEALTHCARE TECHNOLOGIES INC	4.8%	08/14/2029	625,000	^	639
GE HEALTHCARE TECHNOLOGIES INC	5.905%	11/22/2032	800,000	^	862
GOLDMAN SACHS GROUP INC (THE)	5.727%	VAR 04/25/2030	1,175,000	^	1,228
GOLDMAN SACHS GROUP INC (THE)	4.937%	VAR 04/23/2028	1,150,000	^	1,163
EIN 94-0890210 PLAN NO. 001
SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD
DECEMBER 31, 2025
(thousands of dollars)

GOLDMAN SACHS GROUP INC (THE)	5.218%	VAR 04/23/2031	875,000	^	904
GOLDMAN SACHS GROUP INC (THE)	3.615%	VAR 03/15/2028	1,775,000	^	1,765
HCA INC	3.375%	03/15/2029	1,450,000	^	1,413
HCA INC	5.25%	03/01/2030	975,000	^	1,007
HSBC HOLDINGS PLC	6.5%	05/02/2036	1,360,000	^	1,514
HSBC HOLDINGS PLC	6.5%	09/15/2037	1,300,000	^	1,426
HSBC HOLDINGS PLC	2.357%	VAR 08/18/2031	1,100,000	^	1,000
HSBC HOLDINGS PLC	4.762%	VAR 03/29/2033	1,525,000	^	1,516
HSBC HOLDINGS PLC	4.755%	VAR 06/09/2028	1,275,000	^	1,286
HSBC HOLDINGS PLC	8.113%	VAR 11/03/2033	350,000	^	410
HSBC HOLDINGS PLC	6.254%	VAR 03/09/2034	1,050,000	^	1,142
HSBC HOLDINGS PLC	5.24%	VAR 05/13/2031	700,000	^	721
IMPERIAL BRANDS FINANCE PLC	3.5%	07/26/2026 144A	375,000	^	373
IMPERIAL BRANDS FINANCE PLC	3.875%	07/26/2029 144A	1,200,000	^	1,176
IMPERIAL BRANDS FINANCE PLC	6.125%	07/27/2027 144A	800,000	^	823
IMPERIAL BRANDS FINANCE PLC	5.5%	02/01/2030 144A	850,000	^	881
IMPERIAL BRANDS FINANCE PLC	5.875%	07/01/2034 144A	425,000	^	444
IMPERIAL BRANDS FINANCE PLC	4.5%	06/30/2028 144A	1,050,000	^	1,058
JPMORGAN CHASE & CO	2.739%	VAR 10/15/2030	800,000	^	759
JPMORGAN CHASE & CO	2.522%	VAR 04/22/2031	900,000	^	838
JPMORGAN CHASE & CO	2.956%	VAR 05/13/2031	5,770,000	^	5,443
JPMORGAN CHASE & CO	5.717%	VAR 09/14/2033	1,225,000	^	1,295
JAPAN TOBACCO INC	4.85%	05/15/2028 144A	375,000	^	382
JAPAN TOBACCO INC	5.21%	06/15/2030 144A	525,000	^	545
JAPAN TOBACCO INC	5.856%	06/15/2035 144A	375,000	^	400
KINDER MORGAN ENERGY PTNRS LP	6.95%	01/15/2038	325,000	^	365
KINDER MORGAN ENERGY PTNRS LP	6.5%	09/01/2039	925,000	^	998
KINDER MORGAN INC DEL	4.8%	02/01/2033	725,000	^	727
LLOYDS BANKING GROUP PLC	7.953%	VAR 11/15/2033	2,400,000	^	2,792
LLOYDS BANKING GROUP PLC	4.818%	VAR 06/13/2029	625,000	^	635
LLOYDS BANKING GROUP PLC	4.65%	03/24/2026	1,500,000	^	1,502
MARS INC	4.45%	03/01/2027 144A	300,000	^	302
MARS INC	4.6%	03/01/2028 144A	450,000	^	456
MARS INC	4.8%	03/01/2030 144A	1,600,000	^	1,635
PROSUS NV	4.85%	07/06/2027 144A	2,100,000	^	2,114
NATWEST GROUP PLC	1.642%	VAR 06/14/2027	800,000	^	791
NATWEST GROUP PLC	6.016%	VAR 03/02/2034	2,425,000	^	2,601
NATWEST GROUP PLC	6.475%	VAR 06/01/2034	650,000	^	682
NEXTERA ENERGY CAP HLDGS INC	4.625%	07/15/2027	800,000	^	809
NEXTERA ENERGY CAP HLDGS INC	4.90%	3/15/2029	1,600,000	^	1640
NEXTERA ENERGY CAP HLDGS INC	4.85%	02/04/2028	450,000	^	458
NEXTERA ENERGY CAP HLDGS INC	5.05%	03/15/2030	1,900,000	^	1,960
NORDSTROM INC	6.95%	03/15/2028	125,000	^	129
FIBERCOP SPA	7.2%	07/18/2036 144A	318,000	^	316
FIBERCOP SPA	7.721%	06/04/2038 144A	859,000	^	861
ORACLE CORP	4.2%	09/27/2029	1,125,000	^	1,103
ORACLE CORP	4.8%	08/03/2028	525,000	^	528
PETROLEOS MEXICANOS	6.625%	06/15/2035	2,350,000	^	2,225
PETROLEOS MEXICANOS	6.7%	02/16/2032	3,237,000	^	3,228
PETROLEOS MEXICANOS	6.75%	09/21/2047	725,000	^	595
PETROLEOS MEXICANOS	7.69%	01/23/2050	8,025,000	^	7,193
PHILIP MORRIS INTL INC	5.125%	02/15/2030	1,050,000	^	1,085
PHILIP MORRIS INTL INC	5.375%	02/15/2033	900,000	^	941
PHILIP MORRIS INTL INC	4.875%	02/13/2029	150,000	^	154
PHILIP MORRIS INTL INC	5.125%	02/13/2031	150,000	^	155
PROSUS NV	3.68%	01/21/2030 144A	200,000	^	192
PROSUS NV	3.832%	02/08/2051 144A	1,173,000	^	788
PROSUS NV	3.061%	07/13/2031 144A	3,075,000	^	2,792
PROSUS NV	4.193%	01/19/2032 144A	775,000	^	743
EIN 94-0890210 PLAN NO. 001
SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD
DECEMBER 31, 2025
(thousands of dollars)

PROSUS NV	4.987%	01/19/2052 144A	1,500,000	^	1,193
UNUM GROUP	7.25%	03/15/2028	185,000	^	194
RTX CORP	6%	03/15/2031	375,000	^	404
RTX CORP	6.1%	03/15/2034	375,000	^	410
RIO OIL FINANCE TRUST SERIES	9.75%	01/06/20	367,999	^	378
RIO OIL FINANCE TR SER	8.2%	04/06/2028 144A	1,180,850	^	1,217
NATWEST GROUP PLC	4.892%	VAR 05/18/2029	825,000	^	839
SCHWAB CHARLES CORP	5.643%	VAR 05/19/2029	1,050,000	^	1,090
SCHWAB CHARLES CORP	5.853%	VAR 05/19/2034	200,000	^	214
SCHWAB CHARLES CORP	6.136%	VAR 08/24/2034	750,000	^	817
SCHWAB CHARLES CORP	6.196%	VAR 11/17/2029	1,275,000	^	1,348
SOUTHERN COMPANY STEP		08/01/2027	1,825,000	^	1,854
SOUTHERN COMPANY T		5Y+NA 01/15/2051	1,875,000	^	1,874
SOUTHERN COMPANY	3.75%	VAR 09/15/2051	1,125,000	^	1,109
SOUTHERN COMPANY	4.85%	06/15/2028	675,000	^	687
SYNOPSYS INC	4.65%	04/01/2028	225,000	^	228
SYNOPSYS INC	4.85%	04/01/2030	1,090,000	^	1,113
SYNOPSYS INC	5%	04/01/2032	475,000	^	485
T-MOBILE USA INC	4.375%	04/15/2040	375,000	^	336
T-MOBILE USA INC	3.875%	04/15/2030	1,175,000	^	1,155
T-MOBILE USA INC	3.375%	04/15/2029	1,225,000	^	1,194
T-MOBILE USA INC	3.5%	04/15/2031	1,125,000	^	1,076
T-MOBILE USA INC	2.55%	02/15/2031	550,000	^	502
T-MOBILE USA INC	3.4%	10/15/2052	800,000	^	538
TIME WARNER CABLE LLC	7.3%	07/01/2038	400,000	^	428
TRANSCANADA TRUST	5.875%	VAR 08/15/2076	2,762,000	^	2,765
TRANSCANADA TRUST	5.3%	VAR 03/15/2077	2,400,000	^	2,400
TRANSCANADA TRUST	5.5%	VAR 09/15/2079	2,225,000	^	2,208
UBS GROUP AG	5.959%	VAR 01/12/2034 144A	2,050,000	^	2,185
UNUM GROUP	6.75%	12/15/2028	75,000	^	80
ULTRAPAR INTERNATIONL SA	5.25%	10/06/2026 144A	700,000	^	697
ULTRAPAR INTERNATIONL SA	5.25%	06/06/2029 144A	286,000	^	284
UNICREDIT SPA	7.296%	VAR 04/02/2034 144A	2,300,000	^	2,466
UNICREDIT SPA	5.459%	VAR 06/30/2035 144A	2,550,000	^	2,599
UNION PAC RR CO	5.866%	07/02/2030	15,814	^	16
VERIZON COMMUNICATIONS INC	1.75%	01/20/2031	1,925,000	^	1,694
VODAFONE GROUP PLC USSW		5+NA 04/04/2079	1,375,000	^	1,457
WELLS FARGO & CO NEW	4.1%	06/03/2026	675,000	^	675
WELLS FARGO & CO NEW	2.393%	VAR 06/02/2028	725,000	^	708
WELLS FARGO & CO NEW	3.35%	VAR 03/02/2033	600,000	^	560
WELLS FARGO & CO NEW	4.897%	VAR 07/25/2033	1,275,000	^	1,295
WELLS FARGO & CO NEW	5.389%	VAR 04/24/2034	1,075,000	^	1,118
WELLS FARGO & CO NEW	5.198%	VAR 01/23/2030	1,000,000	^	1,030
WELLS FARGO & CO NEW	4.9%	VAR 01/24/2028	625,000	^	630

Total Corporate Debt					200,527

Mortgage Backed Securities
FHLG	5.50%	1/35 #G01749	8,517	^	9
FHLG	6.50%	12/32 #G01767	5,917	^	7
FHLG	6.00%	2/35 #G01777	280,449	^	294
FHLG	5.50%	3/34 #G01665	18,285	^	19
FNMA ARM	2.37%	12/01/2050#841677	1,383,046	^	1,311
FNMA ARM	2.322%	05/01/2052#841408	1,704,919	^	1,566
FNMA ARM	3.307%	06/01/2052#841422	3,331,280	^	3,204
FHLG	6.50%	10/26 #G30305	437	^	1
FHLM ARM	3.326%	9/33 #1B1150	7,513	^	8
FHLM ARM	2.74%	4/36 #847671	4,373	^	5
FHLG	6.50%	03/01/2038#	12,739	^	14
EIN 94-0890210 PLAN NO. 001
SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD
DECEMBER 31, 2025
(thousands of dollars)

FHLG	7.00%	11/38 #G05603	3,184	^	3
FHLG	5.50%	07/01/2035#	10,874	^	11
FHLG	6.00%	1/38 #G06238	11,170	^	12
FHLG	6.00%	2/39 #G06570	13,113	^	14
FHLG	6.00%	1/39 #G06932	143,514	^	152
FHLG	5.50%	1/40 #G07074	234,259	^	243
FHLG	4.50%	09/01/2041#G07568	217,071	^	218
FHLG	4.50%	11/01/2043#G07596	201,362	^	202
FHLG	4%	11/01/2035#C91857	156,275	^	156
FHLG	3.50%	10/01/2035#C91853	253,915	^	250
FHLM ARM	2.37%	1/36 #1H2581	4,961	^	5
FHLM ARM	2.60%	3/37 #1G2667	4,846	^	5
FHLM ARM	5.31%	7/37 #1G2080	8,277	^	9
FHLM ARM	5.23%	2/38 #1Q0479	1,544	^	2
FHLM ARM	4.93%	6/38 #1Q0556	2,594	^	3
FHLM ARM	4.91%	4/38 #1Q0557	421	^	—
FHLM ARM	5.09%	4/38 #1Q0558	5,579	^	6
FHLM ARM	0%	07/38#1Q1400	46,958	^	49
FHLG	6.50%	9/37 #H09070	1,595	^	2
FHLG	6.00%	6/38 #H09203	776	^	1
FHLM ARM	5.43%	10/38 #848349	3,213	^	3
FHLM ARM	2.54%	01/01/2042#849254	42,063	^	44
FHLM ARM	0%	01/45#849625	43,974	^	45
FHLM ARM	0%	05/44#2B2591	21,192	^	22
FHLM ARM	2.896%	02/01/45#2B3797	64,755	^	67
FHLG	3.50%	06/01/2034#SB0019	714,352	^	704
FHLG	3%	04/01/2052#SD1000	9,860,843	^	8,832
FHLG	3%	05/01/2052#SD1080	1,341,401	^	1,198
FHLG	4.50%	01/01/2054#SD6706	12,098,746	^	11,850
FHLG	4.50%	02/01/2054#SD7485	2,940,925	^	2,883
FHLG	2.50%	11/01/2050#SD7530	3,559,914	^	3,070
FHLG	3.50%	02/01/2052#	1,379,554	^	1,283
FHLG	3.50%	06/52#SD8221	15,093,244	^	13,978
FHLG	4%	07/01/2052#SD8227	9,956,387	^	9,512
FHLG	3.50%	05/01/2052#SD8214	10,377,767	^	9,611
FHLG	4%	10/01/2052#SD8256	6,704,013	^	6,390
FHLG	4%	09/01/2052#SD8244	31,412,096	^	29,960
FHLG	4%	12/01/2052#SD8274	3,749,188	^	3,566
FHLG	4.50%	12/01/2052#SD8275	6,914,150	^	6,783
FHLG	4.50%	03/47#V83108	411,191	^	410
FHLG	4.50%	06/01/2047#Q48869	308,665	^	308
FHLG	4.50%	02/45#G60034	264,359	^	264
FHLG	4.50%	03/47#G61080	1,279,982	^	1,282
FHLG	3.50%	06/01/2052#QE3344	1,900,064	^	1,760
FHLG	4%	10/01/2052#QF1212	2,134,153	^	2,034
FHLG	2.50%	11/01/2051#RA6337	10,274,558	^	8,831
FHLG	3.50%	07/01/2052#RA7656	8,394,005	^	7,811
FHLG	2%	01/01/2042#RB5141	2,189,905	^	1,913
FHLM ARM	0%	08/46#840380	135,947	^	140
FHLM ARM	0%	05/45#840402	296,311	^	305
FHLM ARM	2.37%	2/34 #781274	6,993	^	7
FHLM ARM	0%	09/36#782735	58,798	^	60
FEDERAL NAT MTG ASN GTD REM PA	3%	12/25/42	1,623,975	^	1,490
FEDERAL NAT MTG ASN GTD REM PA		30A+63.448 12/25/43	147,345	^	145
FNMA	7.00%	11/37 #256985	8,544	^	9
FNMA	6.50%	2/38 #310048	5,060	^	5
FEDERAL HOME LN MTG MLT CTF GT VAR		12/15/2043	135,551	^	135
FEDERAL HOME LN MTG MLT CTF GT	2.50%	01/15/2044	10,452,951	^	9,335
FEDERAL HOME LN MTG MLT CTF GT VAR		03/15/2044	272,472	^	275
EIN 94-0890210 PLAN NO. 001
SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD
DECEMBER 31, 2025
(thousands of dollars)

FEDERAL HOME LN MTG MLT CTF GT	3%	12/15/20	1,293,250	^	1,196
FEDERAL HOME LN MTG MLT CTF GT VAR		03/25/2026	544,696	^	1
FEDERAL HOME LN MTG MLT CTF GT VAR		05/25/2026	207,045	^	—
FEDERAL HOME LN MTG MLT CTF GT	3.50%	03/15/2047	2,985,223	^	2,741
FEDERAL HOME LN MTG MLT CTF GT		04/25/2027	2,459,930	^	18
FEDERAL HOME LN MTG MLT CTF GT		06/25/2027	2,121,998	^	17
FEDERAL HOME LN MTG MLT CTF GT CSTR		7/25/2027	5,685,139	^	39
FEDERAL HOME LN MTG MLT CTF GT	4%	08/15/2048	1,688,315	^	1,596
FEDERAL HOME LN MTG MLT CTF GT K		090 X1 VAR 02/25/29	15,881,433	^	323
FEDERAL HOME LN MTG MLT CTF GT X		1 CSTR 01/25/2030	7,157,393	^	371
FEDERAL HOME LN MTG MLT CTF GT	3%	07/25/2041	2,221,842	^	2,027
FEDERAL HOME LN MTG MLT CTF GT	2.50%	04/25/2050	884,082	^	775
FNMA	6.00%	3/33 #555285	11,734	^	12
FNMA ARM	5.79%	11/37 #AL0144	1,814	^	2
FNMA ARM		5.125 10/38 #AL1043	6,510	^	7
FNMA	4.50%	#AL4165	349,176	^	351
FNMA ARM	0%	02/44#AL4831	92,937	^	96
FNMA ARM	2.99%	02/01/2044#AL4980	51,565	^	53
FNMA ARM	2.569%	04/01/2044#AL5129	127,785	^	132
FNMA	4.50%	#AL5441	186,475	^	187
FNMA	4.50%	07/01/2042#AL5749	224,543	^	225
FNMA ARM	2.719%	10/01/2044#AL5968	68,294	^	71
FNMA	3.50%	12/01/2029#AL7205	70,357	^	70
FNMA	4.50%	09/42#AL7306	325,288	^	326
FNMA	4.50%	09/45#AL7384	164,922	^	165
FNMA	4.50%	02/46#AL9781	293,333	^	294
FNMA	3.50%	02/01/2031#AL9063	226,880	^	225
FNMA	4.50%	02/01/2046#AL9128	65,031	^	65
FNMA	4.50%	#AL9407	93,562	^	94
FNMA ARM	0%	11/01/2046#	81,833	^	85
FNMA	4.50%	07/46#AL8816	241,306	^	241
FNMA ARM	4.031%	04/01/2042#	58,887	^	61
FNMA ARM RFT		1Y+156.5 565 03/01/2043#AR6900	27,602	^	28
FNMA ARM	2.907%	09/01/2044#AT7040	7,260	^	8
FNMA ARM	0%	05/44#AW4688	40,662	^	42
FNMA ARM	2.764%	12/01/2044#AX2197	67,954	^	70
FNMA	4%	10/45#AZ4765	1,450,379	^	1,404
FNMA	5.50%	2/33 #677709	10,206	^	11
FNW	7%	07/25/2042	28,340	^	29
FNW	7.50%	03/25/2044	5,048	^	5
FNW	7.50%	06/25/2044	3,977	^	4
FNW		2005-W1 1A3 7 10/44	19,443	^	20
FEDERAL NAT MTG ASN GTD REM PA	5.00%	05/25/2037	52,334	^	52
FNW		2007-W10 1A CSTR 8/47	16,305	^	16
FNW		2007-W10 2A CSTR 8/47	4,744	^	5
FHR		3312 AB 6.5 6/32	5,206	^	5
FNR		2008-24 GD 6.5 3/37	1,927	^	2
FNR		2009-40 TB 6 6/39	9,390	^	10
FNR	7%	11/25/2040	66,260	^	70
FEDERAL NAT MTG ASN GTD REM PA	3.50%	12/25/2030	301,283	^	299
FNMA	5.50%	2/34 #725206	4,262	^	4
FNMA	6.00%	3/34 #725228	49,283	^	51
FNMA	6.00%	3/34 #725330	65,902	^	69
FNMA	6.50%	12/32 #735415	25,753	^	27
FNMA ARM	4.83%	8/35 #735869	2,318	^	2
FNMA ARM	2.53%	1/36 #745303	5,269	^	5
FNMA	6.00%	6/35 #745398	6,649	^	7
FNMA	6.00%	4/34 #745942	8,990	^	9
FNMA ARM	2.20%	8/35 #832257	3,972	^	4
EIN 94-0890210 PLAN NO. 001
SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD
DECEMBER 31, 2025
(thousands of dollars)

FNMA	4.50%	02/01/2041#BF0199	1,251,647	^	1,256
FNMA ARM	0%	10/47#BH9347	18,447	^	19
FNMA	4.50%	06/01/2048#BJ9262	478,526	^	475
FNMA	4.50%	01/43#BM1357	267,102	^	267
FNMA ARM	3.331%	03/01/2048#BM3572	506,088	^	520
FNMA	4%	02/01/2047#BM3386	681,444	^	660
FNMA ARM	3.359%	10/01/2049#BM6149	302,472	^	307
FNMA	4%	05/01/2052#BV5583	1,680,788	^	1,606
FNMA	4.50%	11/01/2048#CA2643	259,477	^	258
FNMA	2.50%	07/01/2050#CA6271	3,658,415	^	3,144
FNMA	2.50%	07/01/2050#CA6329	4,465,709	^	3,851
FNMA	2.50%	07/01/2050#CA6398	2,457,272	^	2,120
FNMA	4.50%	10/01/2052#CB4852	2,246,832	^	2,204
FNMA	3.50%	01/01/2051#FM7599	1,955,151	^	1,826
FNMA	2.50%	03/01/2051#FM8215	3,248,469	^	2,807
FNMA	2.50%	11/01/2051#FM9719	9,447,168	^	8,096
FNMA	3.50%	04/01/2052#FS1443	5,051,513	^	4,700
FNMA	3%	09/01/2042#FS3743	2,234,446	^	2,063
FNMA	4.50%	02/01/2054#FS9443	4,538,698	^	4,446
FNMA	6.50%	11/37 #888891	6,852	^	7
FNMA	6.00%	3/36 #888956	12,946	^	13
FNMA	7.00%	12/37 #889886	8,352	^	9
FNMA ARM	2.979%	2/37 #907860	3,564	^	4
FNMA	6.00%	8/37 #995487	5,983	^	6
FNMA	5.50%	9/36 #995575	5,062	^	5
FNMA ARM	5.29%	10/38 #995005	1,255	^	1
FNMA	6.00%	5/36 #995212	20,573	^	22
FNMA	6.50%	12/38 #995694	5,083	^	5
FNMA	5.50%	9/36 #995788	69,322	^	72
FNMA	4.00%	11/1/30 #AB1763	45,802	^	46
FNMA	4.00%	03/01/2034#MA1814	377,953	^	379
FNMA	4.00%	09/01/2034 #MA2055	249,547	^	249
FNMA	4.00%	01/01/2035#MA2141	350,829	^	350
FNMA	4.00%	07/01/2035#MA2366	199,857	^	199
FNMA	3.50%	04/37#MA2962	337,975	^	330
FNMA	5%	03/01/2049#MA3617	143,575	^	146
FNMA	4.00%	9/31 #MA3894	90,617	^	90
FNMA	3.50%	06/01/2052#	1,288,226	^	1,193
FNMA	4%	06/01/2052#MA4626	1,732,062	^	1,652
FNMA	3.50%	05/01/2052#MA4600	6,268,366	^	5,805
FNMA	3.50%	07/01/2052#MA4654	5,384,967	^	4,987
FNMA	4.50%	08/01/2052#MA4701	1,869,867	^	1,834
FNMA	4%	09/01/2052#MA4732	19,841,875	^	18,924
FNMA	4.50%	09/01/2052#MA4733	5,567,352	^	5,462
FNMA	4.50%	04/01/2053#MA4977	666,003	^	653
FNMA	4.50%	07/01/2053#MA5070	855,258	^	838
FNMA	4.50%	12/01/2054#MA5551	5,129,933	^	5,010
FNMA	5.50%	9/38 #AD0198	33,100	^	34
FNMA	5.50%	4/37 #AD0249	37,216	^	38
FNMA	5.50%	12/39 #AD0494	5,872	^	6
FNMA	5.50%	9/39 #AD0650	6,017	^	6
FNMA	5.50%	6/36 #AD0663	26,171	^	27
FNMA	5.50%	7/35 #AD0931	10,080	^	10
FNMA	6.50%	9/38 #AE0012	24,846	^	26
FNMA	6.50%	1/39 #AE0442	22,930	^	24
FHLM	4%	04/01/2053#SL1300	1,644,295	^	1,570
FHLM ARM	0%	01/01/2053#8C6022	6,501,845	^	6,451
GOVERNMENT NAT MTG ASSN HECM		12M+86.513 12/20/1967	972,104	^	975
EIN 94-0890210 PLAN NO. 001
SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD
DECEMBER 31, 2025
(thousands of dollars)

GOVERNMENT NAT MTG ASSN HECM		2018-H02 FM TSFR12M+8	968,922	^	971
GOVERNMENT NAT MTG ASSN HECM		12M+98.513 9/20/1967	662,676	^	667
GNR		2018-H05 FE TSFR12M+78.513 02/68	1,398,189	^	1,402
GOVERNMENT NAT MTG ASSN HECM		2018-H09 FA TSFR12M+1	802,466	^	812
GOVERNMENT NAT MTG ASSN HECM TSFR		1M+71.448 12/20/2	2,112,147	^	2,111
GOVERNMENT NAT MTG ASSN HECM		2019-H04 FA TSFR12M+1	867,169	^	872
GOVERNMENT NAT MTG ASSN HECM TSFR		12M+106.513 05/20	487,000	^	491
GOVERNMENT NAT MTG ASSN HECM TSFR		12M+116.513 05/20	3,498,054	^	3,527
GOVERNMENT NAT MTG ASSN HECM TSFR		1M+76.448 01/20/2	1,224,629	^	1,223
GNR		2022-H09 FA SOFR30A+67 04/20/2072	2,747,424	^	2,741
GOVERNMENT NAT MTG AS REMIC PT SOFR		30A+97 05/20/20	1,189,415	^	1,198
SBAP	5.32%	2007-20D 1 4/27	2,624	^	3
US DEPT VETS AFF GTD REMI PASS	7.50%	6/15/2027	5,573	^	6

Total Mortgage Backed Securities					282,332

Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations)
CA ST	7.55%	04/01/2039	850,000	^	1,032
CA ST	7.3%	10/01/2039	410,000	^	477
CA ST	7.35%	11/01/2039	1,005,000	^	1,175
CA ST	7.625%	03/01/2040	785,000	^	946
IL ST TAXMUNI	5.1%	06/01/2033	4,602,696	^	4,717
NEW JERSEY ST TPK AUTH TPK		01/01/2041	1,470,000	^	1,717
USTPRIN	0%	08/15/2053	43,165,000	^	10,995
USTPRIN	0%	11/15/2055	2,762,000	^	640
UNITED STATES TREASURY BOND	2.875%	05/15/2052	6,345,000	^	4,434
UNITED STATES TREASURY BOND	3%	08/15/2052	1,066,000	^	763
USTN TII	1.5%	02/15/2053	2,610,000	^	2,231
UNITED STATES TREASURY BOND	3.625%	05/15/2053	2,960,000	^	2,394
UNITED STATES TREASURY BOND	4.125%	08/15/2053	20,838,000	^	18,447
UNITED STATES TREASURY BOND	4.25%	02/15/2054	15,504,000	^	14,017
USTN TII	2.125%	02/15/2054	736,000	^	702
UNITED STATES TREASURY BOND	4.5%	11/15/2054	10,506,000	^	9,909
UNITED STATES TREASURY BOND	4.625%	02/15/2055	1,352,000	^	1,305
USTN TII	2.375%	02/15/2055	1,835,000	^	1,798
UNITED STATES TREASURY BOND	4.75%	05/15/2055	1,986,000	^	1,952
UST NOTES	4.25%	08/15/2035	12,149,000	^	12,236
UST NOTES	4%	11/15/2035	9,612,000	^	9,474
COLOMBIA REPUBLIC OF	3.125%	04/15/2031	1,250,000	^	1,084
COLOMBIA REPUBLIC OF	7.75%	11/07/2036	250,000	^	261
COLOMBIA REPUBLIC OF	7.375%	04/25/2030	1,325,000	^	1,399

Total Government Securities					104,105

Asset-Backed Securities
ECMC GROUP STUDENT LN TR		2017-1A A SOFR30A+131.448	2,489,830	^	2,509
FORD CRDT AUTO OWNER TRUST	5.09%	2024 12/15/2028	2,576,135	^	2,598
FORD CREDIT AUTO OWNER TRUST	4.52%	2025-A 02/15/2031	3,825,000	^	3,886
FORD CREDIT AUTO OWNER TRUST	4.88%	2024-D 09/15/2030	1,876,000	^	1,913
HONDA AUTO RECEIVABLES OWNER	4.57%	09/21/2029	1,972,000	^	1,994
HONDA AUTO RECEIVABLES OWNER	4.64%	05/21/2031	1,841,000	^	1,873
HYUNDAI AUTO RECEIVABLES TRUST	4.41%	2024-C A3 05/15/29	1,942,000	^	1,957
NAVIENT STUDENT LOAN TRUST		2016-5A A SOFR30A+136.4	4,139,018	^	4,212
NAVIENT STUDENT LOAN TRUST		2017-2 SOFR30A+116.448	9,117,280	^	9,164
NISSAN AUTO RECEIVABLES	4.34%	2024-B OWNER TRUST 0	1,603,000	^	1,611
SLC STUDENT LN TR SOFR		90A+41.161 02/15/2045	4,463,808	^	4,384
SLC STUDENT LN TR		2007 1 A5 SOFR90A+35.161 05/15/2	1,430,855	^	1,385
SLM STUDENT LN TR SOFR		90A+43.161 07/25/2040	5,204,615	^	5,130
EIN 94-0890210 PLAN NO. 001
SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD
DECEMBER 31, 2025
(thousands of dollars)

SLM STUDENT LN TR		2006 8 SOFR90A+42.161 01/25/2041	1,779,910	^	1,723
SMB PRIVATE ED LN TR	4.99%	2023-B A1A 10/16/2056 1	1,956,140	^	1,973
SBAP		2006-20A 1 5.21 1/26	499	^	—
SBAP		2006-20C 1 5.57 3/26	712	^	1
SBAP	6.07%	2006-20G 1 7/26	1,718	^	2
SBAP		2007-20A 1 5.32 1/27	2,080	^	2
SBAP		2007-20C 1 5.23 3/27	3,763	^	4
SBAP		2007-20G 1 5.82 7/27	3,144	^	3
SMB PRIVATE EDUCATION LOAN TRUST	5.24%	2024-A A1A	2,455,570	^	2,500
SMB PRIVATE ED LN TR	5.13%	2025-A 04/15/2054 144A	1,439,385	^	1,461
TOYOTA AUTO RECEIVABLES	4.64%	2025-A OWNER TRUST 0	1,208,000	^	1,221
UNION PAC RR CO	6.176%	2007 3 PT TR 01/02/2031	64,931	^	69

Total Asset backed securities					51,575

Cash & Cash Equivalents
State Street Bank & Trust Co		Short Term Investment Fund	7,933,704	^	7,934

Unsettled Sales & Purchases					17,252

TOTAL SEPARATE ACCOUNT (DODGE & COX)					668,430

CHEVRON STABLE VALUE SEPARATE ACCOUNT (PUTNAM)
Guaranteed Investment Contracts
Principal Life Insurance Co.	5.86%		11,514,730	^	11,515
Lincoln National Life Insurance Co.	5.87%		11,555,284	^	11,555
Lincoln National Life Insurance Co.	5.93%	12/31/2027	5,766,798	^	5,767
Minnesota Life Insurance Co.	5.60%		11,461,910	^	11,462
Metropolitan Life Insurance Co.	5.65%	1/30/2026	5,747,264	^	5,747
Athene Annuity and Life Co.	4.84%	3/31/2028	5,133,843	^	5,134
United of Omaha Insurance Co.	4.82%	6/30/2028	5,134,219	^	5,134

Total Guaranteed Investment Contracts					56,314

Security-Backed Investment Contracts
Putnam Short Duration Government Corporate Trust:
Prudential Insurance Co.	5.45%		20,847,334	^	20,847
American General Life Insurance Co.	5.77%		25,837,432	^	25,838
Massachusetts Mutual Insurance Co.	5.77%		25,838,041	^	25,838
Pacific Life Insurance Co.	5.44%		20,849,271	^	20,849
New York Life Insurance Co.	5.77%		24,667,201	^	24,667
Citibank	5.44%		20,848,782	^	20,849
American United Life Insurance Co.	5.45%		20,850,271	^	20,850

Total Security-Backed Investment Contracts					159,738

Cash & Cash Equivalents
Fidelity		Short Term Investment Fund	2,181,015	^	2,181

Unsettled Sales & Purchases					(471)

TOTAL CHEVRON STABLE VALUE SEPARATE ACCOUNT (PUTNAM)					217,762

TOTAL INVESTMENTS PER FINANCIAL STATEMENTS					22,126,532

Cash					—

EIN 94-0890210 PLAN NO. 001
SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD
DECEMBER 31, 2025
(thousands of dollars)

* PARTICIPANT LOANS	Interest rates ranging from 2.23% to 10.25%	124,295
Maturity dates extend to 2054

TOTAL INVESTMENTS PER FORM 5500		$22,250,827

* Party-in-interest as defined by ERISA.
^ Participant directed investment cost not required to be included